Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000118600 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000118600 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000118600 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000118600 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000118600 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000118600 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
C000118600 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000118600 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000118600 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000118600 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[1]
C000118600 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000118600 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000118600 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000118600 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000118600 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[2]
C000118600 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[2]
C000118600 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[2]
C000118600 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[2]
C000118600 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%	[2]
C000118600 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000118600 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000118600 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000118599 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000118599 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000118599 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000118599 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000118599 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000118599 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000118599 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
C000118599 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000118599 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000118599 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[3]
C000118599 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000118599 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000118599 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000118599 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000118599 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[4]
C000118599 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[4]
C000118599 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[4]
C000118599 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[4]
C000118599 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%	[4]
C000118599 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000118599 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000118599 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000118601 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000118601 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000118601 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000118601 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000118601 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000118601 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[5]
C000118601 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[5]
C000118601 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[5]
C000118601 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[5]
C000118601 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[5]
C000118601 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000118601 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000118601 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000118601 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
C000118601 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[6]
C000118601 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[6]
C000118601 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[6]
C000118601 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[6]
C000118601 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%	[6]
C000118601 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000118601 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
C000118601 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]

[1]	Excludes short-term securities.
[2]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.